Lease	12 Months Ended
Dec. 31, 2024
Lease
Lease

8.    Lease

The Group’s leasing activities primarily consist of operating leases for offices. The Group adopted ASC 842 effective January 1, 2018. ASC 842 requires lessees to recognize right-of-use assets and lease liabilities on the balance sheet. The Group has applied the available practical expedient to not recognize short-term leases with lease terms of one year or less on the consolidated balance sheets.

As of December 31, 2023 and 2024, the Group recorded right-of-use assets of approximately RMB40.2 million and RMB7.2 million and lease liabilities of approximately RMB45.7 million and RMB19.1 million, respectively, for operating leases as a leasee. Supplemental cash flow information related to operating leases was as follows (in thousands):

	For the Year Ended December 31,
	2023	2024
	RMB	RMB
Cash payments for operating leases	48,613	29,962
Right-of-use assets obtained in exchange for operating lease liabilities	27,853	3,735

8.    Lease (Continued)

Future lease payments under operating leases as of December 31, 2024 were as follows (in thousands):

RMB
2025	17,512
2026	1,427
2027	451
Total future lease payments	19,390
Less: imputed interest	(259)
Total lease liabilities	19,131

The weighted-average remaining lease term was 0.92 years and 0.57 years as of December 31, 2023 and 2024, respectively.

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2023 and 2024 was 4.75% and 4.75%, respectively.

Operating lease expenses for the years ended December 31, 2022, 2023 and 2024 was RMB54.3million, RMB58.4 million and RMB35.4 million, respectively, which excluded expenses of short-term contracts. Short-term lease expenses for the years ended December 31, 2022, 2023 and 2024 were RMB2.4 million, RMB5.8 million and RMB6.9 million, respectively.

No lease contract was early terminated for the years ended December 31, 2022. The right-of-use assets early terminated for the years ended December 31, 2023 and 2024 were RMB32.5 million and RMB2.3 million, respectively. The lease liabilities early terminated for the years ended December 31, 2023 and 2024 were RMB32.4 million and RMB1.7 million, respectively.

As of December 31, 2024, the Group had entered into 2 additional operating leases primarily for corporate offices of RMB69.8 million, which have not yet commenced. The related right of use assets and lease liabilities of approximately RMB65.3 million and RMB65.3 million, respectively, will be recorded in the consolidated balance sheets upon the commencement of the leases. The operating leases will commence at the beginning of 2025 with lease terms of 3 years.